Significant Accounting Policies - Advertising and Merchandising Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising and Merchandising Expense
Advertising and merchandising expense	$ 411	$ 385	$ 368